Post-employment benefit plans - Components of Post-Employment Benefit Plans Service Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
DC pension	$ (113)	$ (113)
Capitalized benefit plans cost	72	65
Total post-employment benefit plans service cost	(266)	(269)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(223)	(219)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (2)	$ (2)